Goodwill and intangible assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 09, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period			$ 22,659	$ 22,212	$ 21,166
Product intangibles: not available for use			2,788	447	0
Retirements			0	0	0
Foreign exchange difference			600	0	1,046
Intangible assets and goodwill at end of period			26,047	22,659	22,212
Comet Therapeutics Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Product intangibles: not available for use	$ 2,788
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period			901	883	842
Product intangibles: not available for use			0	18	0
Retirements			0	0	0
Foreign exchange difference			24	0	41
Intangible assets and goodwill at end of period			925	901	883
Apraglutide
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period			21,758	21,329	20,324
Product intangibles: not available for use			0	429	0
Retirements			0	0	0
Foreign exchange difference			576	0	1,005
Intangible assets and goodwill at end of period			22,334	21,758	21,329
Comet Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period			0	0	0
Product intangibles: not available for use			2,788	0	0
Retirements			0	0	0
Foreign exchange difference			0	0	0
Intangible assets and goodwill at end of period			$ 2,788	$ 0	$ 0
Comet Platform | Comet Therapeutics Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Product intangibles: not available for use		$ 2,788